EARNINGS PER SHARE - Earnings and Weighted Average Number of Shares Used in Calculation of Basic and Diluted Earnings Per Share (Details) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Net income for the year attributable to owners of the Company	$ 148,891	$ 96,065	$ 54,217
Weighted average number of shares for the purpose of basic earnings per share (in shares)	41,929	40,940	38,515
Weighted average number of shares for the purpose of diluted earnings per share (in shares)	42,855	42,076	39,717
BASIC EARNINGS PER SHARE (in usd per share)	$ 3.55	$ 2.35	$ 1.41
DILUTED EARNINGS PER SHARE (in usd per share)	$ 3.47	$ 2.28	$ 1.37